SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2013
Valuation And Qualifying Accounts [Abstract]
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

Allowance for Rebates, and Chargebacks

	Beginning Balance	Additions		Deductions	Ending Balance
Year ended December 31,		Provision Related to Current Period Sales	Provision Related to Period Prior Sales	Rebates, Chargebacks and Discounts or Credits
(in thousands)
2013	$103,819	$251,686	$5,252	$174,372	$186,385
2012	$69,167	$155,219	$5,104	$125,671	$103,819
2011	$40,833	$100,433	$5,481	$77,580	$69,167

Allowance for Returns

	Beginning Balance	Additions		Deductions	Ending Balance
Year ended December 31,		Provision Related to Current Period Sales	Provision Related to Prior Period Sales	Returns or Credits Related to Prior Period Sales
(in thousands)
2013	$36,372	$34,899	$7,452	$18,270	$60,453
2012	$28,712	$22,192	$296	$14,828	$36,372
2011	$19,705	$17,933	$10,638	$19,564	$28,712

Allowance for Uncollectible Accounts

	Beginning Balance	Additions	Deductions	Ending Balance
Year ended December 31,		Charged to Costs and Expenses	Accounts Written Off During Period
(in thousands)
2013	$1,495	$317		$1,812
2012	$831	$664		$1,495
2011	$508	$323		$831

Valuation Allowance on Deferred Tax Assets

	Beginning Balance	Additions	Deductions	Ending Balance
Year ended December 31,		Provisions for Valuation Allowance	Release of Valuation Allowance /Other
(in thousands)
2013	$6,913	$293	$1,201	$6,005
2012	$7,711	$1,694	$2,492	$6,913
2011	$48,727	—	$41,016	$7,711